Operating Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Lease Cost
Lease costs recorded under operating leases as of December 31, 2022 and 2021 were as follows:

	Year ended
	December 31, 2022	December 31, 2021
	(in thousands)

Operating lease costs	$53,880	$51,200
Income from sub-leases	(1,165)	(1,338)
Net operating lease costs	$52,715	$49,862

Schedule of Operating Lease Maturity
Future minimum lease payments under non-cancelable leases as of December 31, 2022 were as follows:

Minimum rental
payments
(in thousands)
2023	$47,479
2024	34,400
2025	25,045
2026	20,430
2027	17,249
Thereafter	45,065
Total future minimum lease payments	189,668
Lease imputed interest	(14,367)
Total	$175,301